Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000069664
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 10,000	$ 9,889	$ 9,873	$ 10,214	$ 10,359	$ 10,408	$ 10,635	$ 10,700	$ 10,644	$ 10,733	$ 10,587	$ 10,416		$ 10,530	$ 10,619	$ 10,741	$ 10,733	$ 10,812	$ 10,862	$ 10,862	$ 11,019	$ 11,086	$ 11,078	$ 11,128	$ 11,227	$ 11,310	$ 11,410	$ 10,712	$ 10,770	$ 10,812	$ 10,888	$ 10,871	$ 10,888	$ 10,905	$ 10,871	$ 10,549	$ 10,549	$ 10,277	$ 10,846	$ 10,990	$ 11,109	$ 11,194	$ 11,036	$ 11,274	$ 11,318	$ 11,371	$ 11,450	$ 11,556	$ 11,521	$ 11,786	$ 11,848	$ 11,433	$ 10,117	$ 10,513	$ 10,804	$ 10,931	$ 11,277	$ 11,559	$ 11,340	$ 11,268	$ 12,068	$ 12,459	$ 12,486	$ 12,750	$ 12,814	$ 13,295	$ 13,434	$ 13,601	$ 13,731	$ 13,879	$ 13,712	$ 14,047	$ 13,592	$ 14,047	$ 13,796	$ 13,712	$ 14,130	$ 13,845	$ 13,805	$ 13,074	$ 13,505	$ 13,335	$ 12,554	$ 12,714	$ 13,194	$ 13,004	$ 13,485	$ 13,154	$ 13,234	$ 13,299	$ 13,028	$ 13,321	$ 13,560	$ 13,354	$ 13,083	$ 12,953	$ 13,473	$ 13,809	$ 13,679	$ 13,755	$ 14,026	$ 13,833	$ 14,159	$ 14,103	$ 14,362	$ 14,655	$ 14,993	$ 14,745	$ 15,072	$ 14,587	$ 14,835	$ 15,004	$ 15,060	$ 15,002	$ 15,154	$ 15,389	$ 15,366	$ 15,613	$ 15,919	$ 16,001	$ 16,177	$ 16,118
C000077948
Account Value [Line Items]
Line Graph and Table Measure Name													Class B
Accumulated Value	10,000	9,881	9,865	10,207	10,353	10,385	10,620	10,685	10,620	10,701	10,556	10,385		10,499	10,580	10,701	10,693	10,764	10,813	10,813	10,962	11,028	11,020	11,061	11,160	11,235	11,334	10,640	10,697	10,732	10,808	10,791	10,808	10,816	10,783	10,454	10,454	10,185	10,741	10,892	11,002	11,078	10,921	11,157	11,201	11,253	11,323	11,419	11,393	11,646	11,707	11,297	9,987	10,374	10,661	10,786	11,118	11,396	11,172	11,100	11,880	12,266	12,293	12,544	12,606	13,069	13,206	13,370	13,488	13,634	13,470	13,789	13,342	13,780	13,534	13,443	13,853	13,566	13,517	12,802	13,213	13,047	12,283	12,430	12,890	12,714	13,174	12,851	12,919	12,980	12,706	12,991	13,223	13,012	12,748	12,611	13,128	13,434	13,308	13,382	13,635	13,447	13,764	13,709	13,950	14,223	14,562	14,311	14,628	14,147	14,387	14,540	14,595	14,532	14,668	14,896	14,861	15,100	15,395	15,475	15,634	15,566
C000017204
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	10,000	9,019	8,810	9,248	9,200	9,339	9,151	9,520	9,485	9,408	9,269	9,436		9,561	9,777	10,229	10,312	10,393	10,584	10,704	10,852	10,944	11,205	11,368	11,777	11,749	12,264	11,671	11,530	11,516	11,461	11,578	11,969	12,234	12,117	11,227	11,703	10,516	11,711	12,070	11,859	12,515	11,544	12,454	12,663	11,865	12,524	13,096	13,634	13,981	13,174	11,865	9,540	10,684	10,827	10,836	11,150	11,568	11,197	10,817	11,996	12,281	12,395	12,481	13,574	13,736	13,998	14,153	14,434	14,802	14,066	14,570	14,415	15,558	14,860	14,463	14,705	13,864	14,165	12,722	13,524	12,943	11,901	13,043	13,944	13,163	14,285	13,784	13,884	13,979	13,816	14,703	15,121	14,886	14,295	13,765	14,805	15,896	16,079	16,793	17,650	16,690	17,280	17,591	18,243	18,523	18,626	18,388	19,247	18,719	19,579	19,289	18,233	17,496	18,079	18,696	19,069	20,060	20,352	20,480	21,459	21,937
C000017223
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	10,000	9,695	9,695	10,122	10,222	10,245	10,322	10,572	10,559	10,586	10,445	10,509		10,681	10,849	11,086	11,154	11,271	11,478	11,478	11,731	11,773	11,965	12,101	12,293	12,448	12,841	12,349	12,195	12,221	12,200	12,211	12,507	12,555	12,642	12,006	12,097	11,494	12,259	12,464	12,636	12,909	12,584	13,049	13,060	13,060	13,256	13,430	13,548	13,812	13,744	13,167	11,670	12,354	12,718	12,992	13,476	13,929	13,660	13,464	14,496	14,955	14,907	15,062	15,331	15,757	15,980	16,159	16,265	16,475	15,998	16,426	16,184	16,593	16,128	15,775	15,843	14,917	15,028	14,044	14,672	14,198	13,137	13,549	14,442	14,107	14,861	14,414	14,735	14,853	14,666	15,199	15,581	15,286	14,789	14,399	15,495	16,208	16,280	16,525	16,987	16,420	16,876	17,212	17,504	17,781	18,117	17,706	18,080	17,683	18,140	18,095	17,669	17,637	18,379	18,901	18,883	19,295	19,909	20,312	20,312	20,477
C000017251
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	10,000	9,848	9,882	10,152	10,460	10,514	10,568	10,837	11,071	11,143	11,143	11,125		11,287	11,430	11,592	11,556	11,676	11,790	11,790	11,924	11,943	12,057	12,076	12,115	12,134	12,191	12,076	12,000	12,077	12,098	12,098	12,222	12,346	12,409	12,201	12,098	11,829	12,388	12,595	12,719	12,915	12,762	13,113	13,201	13,311	13,377	13,399	13,465	13,684	13,618	13,399	12,103	12,578	13,161	13,138	13,838	13,932	13,745	13,861	14,305	14,538	14,515	14,538	14,585	14,704	14,753	14,925	14,949	15,022	15,022	14,974	14,827	15,120	14,729	14,631	14,533	14,061	14,138	13,210	14,009	13,648	13,184	13,571	13,880	13,777	14,216	14,009	14,216	14,304	14,141	14,359	14,549	14,576	14,413	14,195	14,822	15,339	15,339	15,367	15,530	15,420	15,594	15,739	15,971	16,203	16,434	16,347	16,521	16,434	16,637	16,753	16,550	16,594	16,874	17,155	17,217	17,467	17,592	17,654	17,748	17,904
C000017245
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	10,000	9,408	9,463	10,056	10,185	10,250	10,045	10,465	10,502	10,558	10,241	10,297		10,372	10,651	11,006	11,202	11,515	11,880	11,993	12,255	12,348	12,601	12,695	12,751	13,013	13,706	12,901	12,713	12,836	12,817	12,684	12,892	12,892	12,892	11,626	11,692	10,841	11,730	12,240	12,467	13,070	12,332	13,284	13,196	12,973	13,070	13,469	13,760	14,227	14,042	13,196	11,457	12,480	13,380	14,112	14,804	15,536	15,279	14,764	16,544	17,454	17,217	17,326	17,266	18,007	18,398	18,469	18,689	19,452	18,298	19,011	18,117	18,870	17,334	16,250	16,230	14,662	14,693	13,192	14,179	13,459	11,999	12,564	14,148	13,490	14,929	14,312	14,888	15,063	14,690	15,281	15,633	15,074	14,255	13,561	14,897	15,654	15,685	16,368	16,897	16,207	16,920	16,836	17,403	17,938	18,085	17,455	17,655	17,120	18,032	18,127	17,770	18,261	19,013	19,617	19,162	19,723	20,020	20,168	20,009	20,358
C000017214
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	10,000	9,014	8,967	9,813	10,039	10,194	9,970	10,643	10,603	10,557	10,137	10,861		10,908	11,224	11,517	11,638	11,845	11,821	12,124	12,221	12,306	12,786	12,877	13,259	13,320	14,024	13,363	13,435	13,316	13,997	14,097	14,251	15,087	14,769	12,863	13,080	11,510	12,690	13,189	12,990	13,450	12,398	13,316	13,420	12,863	12,935	13,285	13,873	14,090	14,007	12,893	10,418	11,954	13,207	13,491	14,206	14,996	14,817	15,175	17,100	18,342	18,616	19,163	19,100	19,575	19,210	20,117	20,427	20,682	19,830	21,146	20,117	20,881	18,480	18,380	18,435	16,675	16,324	14,842	16,349	15,796	14,465	15,382	15,733	15,030	16,198	15,972	15,545	15,240	15,188	16,739	17,235	16,700	15,696	14,627	16,100	17,860	17,665	18,460	19,216	17,767	18,425	18,214	19,662	19,399	19,622	18,991	20,386	18,780	19,899	18,701	17,556	17,013	17,657	18,601	18,887	20,061	20,104	20,104	20,590	20,304
C000017231
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	10,000	9,330	9,343	10,100	10,383	10,446	10,046	10,580	10,797	10,769	10,551	11,408		11,689	11,822	11,977	11,998	12,016	11,763	11,936	12,117	11,886	12,623	12,702	13,099	12,919	13,042	12,370	12,572	12,645	13,009	12,965	13,169	13,498	13,205	12,032	12,245	10,850	11,996	12,467	12,165	12,597	11,720	12,356	12,539	11,672	12,211	12,346	12,654	13,184	12,837	11,393	8,677	9,798	10,082	10,169	10,583	10,855	10,409	10,583	12,207	13,079	13,264	14,365	15,161	15,965	16,472	16,285	16,119	16,384	15,943	16,616	16,218	17,068	16,009	16,229	16,406	15,251	15,499	13,817	15,127	14,687	13,140	14,551	15,070	14,371	15,804	15,466	14,777	14,528	14,076	15,303	16,161	15,470	14,552	13,801	14,981	16,519	16,018	16,698	17,627	16,477	17,227	16,769	18,294	17,811	17,798	17,316	18,904	17,544	18,116	17,659	16,592	16,147	16,957	17,811	18,326	19,489	19,886	19,872	20,607	20,740
C000017232
Account Value [Line Items]
Line Graph and Table Measure Name													Class B
Accumulated Value	10,000	9,323	9,335	10,088	10,372	10,428	10,029	10,561	10,765	10,744	10,519	11,367		11,647	11,773	11,927	11,941	11,951	11,699	11,872	12,051	11,814	12,540	12,619	13,007	12,827	12,942	12,274	12,468	12,537	12,897	12,853	13,038	13,372	13,073	11,903	12,114	10,733	11,868	12,325	12,026	12,444	11,570	12,197	12,378	11,523	12,055	12,178	12,482	12,986	12,644	11,219	8,540	9,650	9,929	10,015	10,411	10,679	10,229	10,400	11,996	12,842	13,024	14,095	14,867	15,663	16,149	15,966	15,804	16,052	15,609	16,268	15,868	16,700	15,663	15,868	16,030	14,897	15,150	13,499	14,765	14,335	12,816	14,192	14,688	14,005	15,403	15,073	14,390	14,137	13,697	14,890	15,724	15,041	14,149	13,408	14,554	16,048	15,550	16,210	17,102	15,982	16,707	16,252	17,727	17,260	17,236	16,769	18,305	16,978	17,531	17,088	16,043	15,601	16,380	17,216	17,698	18,817	19,200	19,171	19,880	20,007
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	10,000	9,371	9,323	10,029	10,190	10,210	10,135	10,587	10,624	10,705	10,497	10,611		10,840	11,136	11,442	11,577	11,762	11,997	12,070	12,401	12,445	12,715	12,970	13,224	13,442	14,166	13,576	13,323	13,446	13,501	13,418	13,786	13,912	13,933	12,840	13,018	12,075	13,056	13,420	13,556	14,003	13,167	14,010	14,051	13,695	13,982	14,368	14,725	15,250	15,047	13,811	11,818	13,122	13,729	14,169	14,903	15,808	15,321	14,990	16,893	17,737	17,714	18,194	18,663	19,470	19,763	19,998	20,094	20,591	19,774	20,731	20,169	20,966	19,875	19,422	19,817	18,244	18,252	16,677	17,865	17,233	15,567	16,521	17,776	17,100	18,360	17,849	18,281	18,511	18,284	19,348	20,088	19,509	18,688	18,061	19,728	20,769	20,813	21,678	22,363	21,602	22,478	22,887	23,365	23,907	24,455	23,887	24,817	24,152	24,939	24,719	23,764	23,992	25,380	26,531	26,885	27,625	28,576	29,154	29,192	29,496
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Accumulated Value	10,000	9,371	9,323	10,029	10,190	10,210	10,135	10,587	10,624	10,705	10,497	10,611		10,840	11,136	11,442	11,577	11,762	11,997	12,070	12,401	12,445	12,715	12,970	13,224	13,442	14,166	13,576	13,323	13,446	13,501	13,418	13,786	13,912	13,933	12,840	13,018	12,075	13,056	13,420	13,556	14,003	13,167	14,010	14,051	13,695	13,982	14,368	14,725	15,250	15,047	13,811	11,818	13,122	13,729	14,169	14,903	15,808	15,321	14,990	16,893	17,737	17,714	18,194	18,663	19,470	19,763	19,998	20,094	20,591	19,774	20,731	20,169	20,966	19,875	19,422	19,817	18,244	18,252	16,677	17,865	17,233	15,567	16,521	17,776	17,100	18,360	17,849	18,281	18,511	18,284	19,348	20,088	19,509	18,688	18,061	19,728	20,769	20,813	21,678	22,363	21,602	22,478	22,887	23,365	23,907	24,455	23,887	24,817	24,152	24,939	24,719	23,764	23,992	25,380	26,531	26,885	27,625	28,576	29,154	29,192	29,496
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,462	9,459	10,117	10,172	10,351	10,374	10,769	10,784	10,792	10,582	10,999		11,205	11,431	11,873	11,881	12,006	12,159	12,244	12,487	12,526	12,793	13,086	13,485	13,635	14,384	13,856	13,541	13,587	13,934	14,024	14,508	15,008	15,065	13,999	14,284	12,983	14,071	14,548	14,801	15,399	14,417	15,429	15,669	15,382	15,649	15,980	16,584	17,063	17,082	15,686	13,613	15,412	16,225	16,584	17,555	18,843	18,155	17,717	19,803	20,640	20,470	21,064	21,861	23,037	23,147	23,727	24,220	24,921	23,776	25,426	25,085	26,101	24,629	23,953	24,762	22,554	22,520	20,634	22,556	21,690	19,683	21,261	22,412	21,108	22,524	21,988	22,683	22,964	23,071	24,629	25,476	25,031	23,854	23,278	25,452	26,708	27,081	28,543	29,458	28,205	29,533	30,510	30,954	31,688	32,366	32,139	34,209	33,255	34,313	33,713	31,762	31,573	33,589	35,290	36,074	36,833	38,110	38,932	39,027	39,030
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Accumulated Value	10,000	9,397	9,332	10,024	10,172	10,185	10,123	10,559	10,595	10,660	10,479	10,558		10,786	11,081	11,392	11,532	11,711	11,970	12,024	12,360	12,408	12,647	12,910	13,160	13,372	14,127	13,533	13,244	13,370	13,387	13,314	13,716	13,824	13,884	12,843	13,031	12,113	13,070	13,419	13,588	14,047	13,214	14,079	14,120	13,785	14,075	14,460	14,813	15,335	15,166	13,941	12,059	13,350	13,931	14,376	15,137	16,063	15,545	15,167	17,037	17,828	17,747	18,158	18,643	19,458	19,761	20,021	20,159	20,664	19,810	20,821	20,320	21,133	20,095	19,576	20,000	18,399	18,420	16,868	18,046	17,381	15,717	16,666	17,958	17,252	18,488	17,958	18,512	18,778	18,577	19,656	20,375	19,806	18,987	18,416	20,116	21,082	21,206	22,116	22,810	22,057	22,953	23,464	23,843	24,448	25,016	24,455	25,369	24,769	25,600	25,446	24,441	24,669	26,087	27,258	27,628	28,310	29,336	29,992	29,989	30,302
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
DWS Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value	10,000	9,320	9,213	9,962	10,225	10,052	9,898	10,388	10,453	10,582	10,430	10,189		10,450	10,820	10,992	11,271	11,512	11,886	11,923	12,362	12,427	12,657	12,896	13,000	13,291	14,031	13,370	13,134	13,343	13,035	12,790	13,096	12,822	12,881	11,833	11,945	11,404	12,266	12,506	12,580	12,912	12,219	12,955	12,798	12,403	12,722	13,166	13,282	13,857	13,485	12,419	10,621	11,426	11,800	12,333	12,883	13,434	13,104	12,822	14,547	15,334	15,367	15,671	15,869	16,336	16,847	16,738	16,462	16,775	16,238	16,626	15,877	16,533	15,924	15,609	15,634	14,652	14,757	13,488	13,949	13,501	12,152	12,515	13,992	13,887	15,014	14,487	14,841	15,099	14,550	15,203	15,821	15,106	14,629	14,025	15,288	16,056	15,897	16,299	16,808	16,507	16,986	16,970	17,363	17,857	18,338	17,438	17,280	16,945	17,627	17,872	17,831	18,475	19,322	19,977	19,920	20,611	21,354	21,785	21,780	22,432
DWS Index: Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
DWS Index: Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
DWS Index: Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,875	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	10,087	10,311	10,590	10,731	10,587	10,896	10,978	10,925	10,985	10,680	10,256		10,209	10,324	10,372	10,388	10,506	10,668	10,659	10,838	10,945	10,847	10,806	10,926	10,964	11,094	10,996	11,113	10,935	10,852	10,804	10,786	10,797	10,704	10,584	10,617	10,832	10,997	10,934	11,070	11,038	11,187	11,435	11,403	11,635	11,517	11,594	11,506	11,573	11,721	11,799	11,535	11,762	11,813	11,918	12,298	12,279	12,235	12,247	12,470	12,637	12,526	12,310	12,073	12,226	12,341	12,232	12,395	12,343	12,124	12,095	12,059	12,042	11,796	11,655	11,300	10,681	10,710	10,367	10,587	10,169	9,647	9,581	10,031	10,086	10,417	10,070	10,389	10,435	10,231	10,230	10,301	10,160	9,863	9,745	10,237	10,662	10,515	10,383	10,440	10,176	10,310	10,325	10,610	10,861	11,046	10,675	10,712	10,482	10,542	10,692	10,758	11,074	11,035	11,244	11,077	11,238	11,311	11,282	11,309	11,338
DWS Index: Blended Index
Account Value [Line Items]
Accumulated Value	10,000	9,623	9,593	10,075	10,198	10,239	10,214	10,535	10,538	10,575	10,408	10,439		10,618	10,803	11,035	11,116	11,257	11,449	11,477	11,684	11,727	11,894	12,054	12,232	12,364	12,779	12,372	12,207	12,278	12,358	12,349	12,620	12,754	12,779	12,092	12,209	11,627	12,297	12,554	12,742	13,059	12,601	13,230	13,284	13,197	13,373	13,623	13,887	14,175	14,196	13,433	12,165	13,160	13,626	13,912	14,441	15,074	14,711	14,378	15,691	16,162	16,017	16,235	16,551	17,128	17,319	17,538	17,819	18,119	17,545	18,236	17,974	18,499	17,696	17,328	17,521	16,304	16,355	15,285	16,246	15,635	14,415	15,079	15,983	15,487	16,397	15,995	16,470	16,704	16,536	17,214	17,613	17,286	16,633	16,219	17,501	18,305	18,444	18,909	19,387	18,738	19,418	19,750	20,134	20,601	20,951	20,506	21,229	20,740	21,285	21,319	20,659	20,836	21,649	22,403	22,588	23,083	23,678	24,058	24,153	24,280
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value	10,000	10,087	10,311	10,590	10,731	10,587	10,896	10,978	10,925	10,985	10,680	10,256		10,209	10,324	10,372	10,388	10,506	10,668	10,659	10,838	10,945	10,847	10,806	10,926	10,964	11,094	10,996	11,113	10,935	10,852	10,804	10,786	10,797	10,704	10,584	10,617	10,832	10,997	10,934	11,070	11,038	11,187	11,435	11,403	11,635	11,517	11,594	11,506	11,573	11,721	11,799	11,535	11,762	11,813	11,918	12,298	12,279	12,235	12,247	12,470	12,637	12,526	12,310	12,073	12,226	12,341	12,232	12,395	12,343	12,124	12,095	12,059	12,042	11,796	11,655	11,300	10,681	10,710	10,367	10,587	10,169	9,647	9,581	10,031	10,086	10,417	10,070	10,389	10,435	10,231	10,230	10,301	10,160	9,863	9,745	10,237	10,662	10,515	10,383	10,440	10,176	10,310	10,325	10,610	10,861	11,046	10,675	10,712	10,482	10,542	10,692	10,758	11,074	11,035	11,244	11,077	11,238	11,311	11,282	11,309	11,338
DWS Index: Blended Index
Account Value [Line Items]
Accumulated Value	10,000	9,623	9,593	10,075	10,198	10,239	10,214	10,535	10,538	10,575	10,408	10,439		10,618	10,803	11,035	11,116	11,257	11,449	11,477	11,684	11,727	11,894	12,054	12,232	12,364	12,779	12,372	12,207	12,278	12,358	12,349	12,620	12,754	12,779	12,092	12,209	11,627	12,297	12,554	12,742	13,059	12,601	13,230	13,284	13,197	13,373	13,623	13,887	14,175	14,196	13,433	12,165	13,160	13,626	13,912	14,441	15,074	14,711	14,378	15,691	16,162	16,017	16,235	16,551	17,128	17,319	17,538	17,819	18,119	17,545	18,236	17,974	18,499	17,696	17,328	17,521	16,304	16,355	15,285	16,246	15,635	14,415	15,079	15,983	15,487	16,397	15,995	16,470	16,704	16,536	17,214	17,613	17,286	16,633	16,219	17,501	18,305	18,444	18,909	19,387	18,738	19,418	19,750	20,134	20,601	20,951	20,506	21,229	20,740	21,285	21,319	20,659	20,836	21,649	22,403	22,588	23,083	23,678	24,058	24,153	24,280
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Accumulated Value	10,000	9,483	9,481	10,164	10,377	10,539	10,630	10,938	11,023	11,000	10,829	11,448		11,734	11,818	12,242	12,118	12,095	12,083	12,281	12,444	12,299	12,663	12,755	13,146	13,337	13,853	13,192	12,960	13,002	13,080	13,112	13,631	13,832	13,860	13,142	13,534	12,235	13,187	13,608	13,695	14,181	13,269	14,221	14,339	13,918	14,414	14,616	15,068	15,482	15,149	13,682	11,344	12,619	13,051	12,965	13,477	14,035	13,690	13,510	15,327	15,915	15,769	16,722	17,706	18,414	18,844	18,628	18,777	19,150	18,483	19,422	18,737	19,919	19,455	19,229	19,772	18,657	19,020	17,358	18,509	17,957	16,383	18,063	19,191	18,418	19,372	18,689	18,603	18,883	18,155	19,361	20,042	19,501	18,748	18,087	19,451	20,529	20,550	21,308	22,373	21,418	22,097	21,889	23,008	23,625	23,953	23,689	25,202	23,478	24,565	24,665	23,980	23,249	24,065	24,888	25,031	25,829	26,215	26,330	27,030	27,213
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,976	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
DWS Index: Blended Index
Account Value [Line Items]
Accumulated Value	10,000	9,680	9,670	10,145	10,264	10,276	10,317	10,618	10,644	10,685	10,548	10,501		10,650	10,840	11,055	11,136	11,277	11,462	11,490	11,705	11,773	11,893	12,046	12,178	12,318	12,682	12,317	12,185	12,223	12,260	12,215	12,446	12,530	12,541	11,933	12,061	11,621	12,233	12,434	12,620	12,881	12,495	13,054	13,093	13,027	13,169	13,404	13,599	13,893	13,901	13,302	12,166	13,050	13,442	13,752	14,285	14,770	14,477	14,249	15,361	15,808	15,728	15,865	16,046	16,519	16,700	16,882	17,022	17,273	16,786	17,291	17,051	17,457	16,791	16,444	16,486	15,449	15,504	14,595	15,354	14,857	13,746	14,181	15,054	14,679	15,492	15,075	15,501	15,674	15,511	16,038	16,395	16,081	15,529	15,158	16,268	16,984	17,029	17,381	17,777	17,261	17,795	18,099	18,440	18,837	19,206	18,774	19,275	18,886	19,312	19,399	18,937	19,070	19,690	20,353	20,507	20,910	21,457	21,801	21,852	21,983
DWS Index: ICE BofA U.S. High Yield Index
Account Value [Line Items]
Accumulated Value	10,000	9,842	9,888	10,325	10,737	10,815	10,932	11,208	11,458	11,532	11,568	11,522		11,749	11,906	12,092	12,067	12,203	12,312	12,325	12,467	12,464	12,576	12,625	12,591	12,628	12,709	12,590	12,513	12,596	12,594	12,638	12,779	12,871	12,946	12,734	12,618	12,342	12,909	13,127	13,255	13,441	13,270	13,595	13,665	13,718	13,762	13,794	13,831	14,120	14,121	13,902	12,266	12,732	13,310	13,436	14,074	14,215	14,067	14,131	14,697	14,978	15,036	15,087	15,114	15,280	15,324	15,532	15,588	15,675	15,678	15,649	15,487	15,779	15,349	15,216	15,065	14,522	14,559	13,569	14,384	14,033	13,475	13,858	14,116	14,010	14,558	14,371	14,531	14,673	14,533	14,769	14,980	15,025	14,848	14,663	15,332	15,898	15,901	15,948	16,138	15,977	16,158	16,314	16,634	16,899	17,175	17,080	17,276	17,202	17,440	17,553	17,365	17,365	17,657	17,985	18,057	18,277	18,416	18,452	18,544	18,665
DWS Index: Russell 2500™ Growth Index
Account Value [Line Items]
Accumulated Value	10,000	9,011	9,038	9,734	9,827	10,071	9,997	10,591	10,664	10,695	10,137	10,876		10,973	11,233	11,573	11,659	11,864	11,869	12,140	12,301	12,325	12,841	13,185	13,619	13,656	14,338	13,868	13,981	13,892	14,631	14,754	15,030	16,046	15,811	13,912	14,175	12,637	14,141	15,073	15,036	15,562	14,528	15,659	15,903	15,451	15,161	15,550	16,609	16,763	16,781	15,643	12,871	14,935	16,494	17,101	18,037	18,849	18,704	18,925	21,682	23,547	24,205	24,965	24,133	24,980	24,286	25,589	25,035	25,662	24,685	25,951	24,614	24,735	21,471	21,536	21,691	19,214	18,748	17,450	19,441	19,072	17,429	18,846	19,406	18,251	20,078	19,761	19,446	19,200	19,179	20,693	21,384	20,514	19,278	17,940	19,530	21,707	21,215	22,935	23,553	21,798	22,682	22,561	23,935	23,749	24,137	24,077	26,942	24,723	25,669	23,960	22,053	21,982	23,422	24,548	25,123	26,442	27,182	27,877	27,498	27,272
DWS Index: Russell 2500™ Value Index
Account Value [Line Items]
Accumulated Value	10,000	9,387	9,488	10,333	10,534	10,720	10,784	11,275	11,376	11,451	11,108	12,173		12,520	12,589	12,823	12,723	12,710	12,434	12,765	12,864	12,641	13,254	13,326	13,762	13,817	13,991	13,304	13,451	13,597	14,156	14,231	14,514	14,844	14,611	13,362	13,615	12,110	13,463	13,883	13,698	14,178	13,109	13,957	14,048	13,364	13,975	14,177	14,525	14,963	14,418	13,028	9,780	11,073	11,579	11,794	12,149	12,701	12,212	12,488	14,673	15,693	16,040	17,467	18,334	19,121	19,509	19,252	18,970	19,370	18,853	19,749	19,061	20,053	19,034	19,344	19,752	18,413	18,766	16,712	18,329	17,754	15,959	17,644	18,530	17,429	19,170	18,628	17,672	17,437	16,939	18,445	19,526	18,774	17,769	16,772	18,295	20,214	19,647	20,435	21,441	20,093	20,940	20,518	22,180	22,179	22,494	22,210	24,170	22,434	23,198	22,340	21,126	20,515	21,686	22,666	23,060	24,270	24,519	24,455	25,159	25,291
DWS Index: Russell 2500™ Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,387	$ 9,488	$ 10,333	$ 10,534	$ 10,720	$ 10,784	$ 11,275	$ 11,376	$ 11,451	$ 11,108	$ 12,173		$ 12,520	$ 12,589	$ 12,823	$ 12,723	$ 12,710	$ 12,434	$ 12,765	$ 12,864	$ 12,641	$ 13,254	$ 13,326	$ 13,762	$ 13,817	$ 13,991	$ 13,304	$ 13,451	$ 13,597	$ 14,156	$ 14,231	$ 14,514	$ 14,844	$ 14,611	$ 13,362	$ 13,615	$ 12,110	$ 13,463	$ 13,883	$ 13,698	$ 14,178	$ 13,109	$ 13,957	$ 14,048	$ 13,364	$ 13,975	$ 14,177	$ 14,525	$ 14,963	$ 14,418	$ 13,028	$ 9,780	$ 11,073	$ 11,579	$ 11,794	$ 12,149	$ 12,701	$ 12,212	$ 12,488	$ 14,673	$ 15,693	$ 16,040	$ 17,467	$ 18,334	$ 19,121	$ 19,509	$ 19,252	$ 18,970	$ 19,370	$ 18,853	$ 19,749	$ 19,061	$ 20,053	$ 19,034	$ 19,344	$ 19,752	$ 18,413	$ 18,766	$ 16,712	$ 18,329	$ 17,754	$ 15,959	$ 17,644	$ 18,530	$ 17,429	$ 19,170	$ 18,628	$ 17,672	$ 17,437	$ 16,939	$ 18,445	$ 19,526	$ 18,774	$ 17,769	$ 16,772	$ 18,295	$ 20,214	$ 19,647	$ 20,435	$ 21,441	$ 20,093	$ 20,940	$ 20,518	$ 22,180	$ 22,179	$ 22,494	$ 22,210	$ 24,170	$ 22,434	$ 23,198	$ 22,340	$ 21,126	$ 20,515	$ 21,686	$ 22,666	$ 23,060	$ 24,270	$ 24,519	$ 24,455	$ 25,159	$ 25,291